Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.8%
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	$ 449,462	$ 485,389
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	169,142
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	197,224
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	855,986	914,263
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,274,651
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	323,271
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	762,399
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	480,044
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	357,190
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	130,452	131,558
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	331,480
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	23,116	23,103
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	364,568	364,973
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	317,908	318,485
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	552,884	552,835
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,255,559	1,258,570
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	8,241	8,271
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,061,766	1,059,443
Carnow Auto Receivables Trust
Series 2018-1A, Class B,
4.26%, 09/15/2023 (A)	861,838	858,973
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,386,688
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,656,864
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,778	2,773
Chase Funding Trust
Series 2003-6, Class 1A7,
5.00% (D), 11/25/2034	27,942	29,289
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	187,612	187,970
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	742,745

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Corevest American Finance Trust (continued)
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	$ 805,258	$ 835,202
CPS Auto Receivables Trust
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	62,653	62,882
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	27,323	27,344
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	338,306	338,687
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	127,222	127,722
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	825,000	845,171
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,020,365	1,014,753
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	163,127	165,490
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	308,241	319,837
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	375,228	382,064
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	989,754	1,005,821
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	242,624	245,372
Series 2018-4, Class C,
3.66%, 11/15/2024	596,608	604,055
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	356,927
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	600,720
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	1,224	1,225
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	61,543	61,759
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	149,047	150,100
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	1,121,000	1,151,506
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	83,009	83,788
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	671,064
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	35,222	35,267
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,211,564
First Investors Auto Owner Trust
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	5,988	5,992
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	33,066	33,116
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	333,469	337,415
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	154,014	154,686
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,400,986

Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 2.98% (D), 11/16/2035 (A)	$ 1,535,000	$ 1,430,186
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	341,251	352,061
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	18,001	18,015
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	103,438	103,553
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	316,446	316,763
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024	591,620	591,620
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A,
3.37%, 01/17/2023 (A)	80,320	80,868
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	40,208	40,416
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B)	1,085,085	1,093,823
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	141,193	148,915
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	622,848	643,535
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	735,960	745,867
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	423,888	456,367
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	491,009	514,980
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	132,680	135,451
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	116,207	115,216
Series 2019-1, Class B,
4.07%, 03/15/2024 (A)	1,010,000	997,648
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.77% (D), 08/25/2038 (A)	434,932	9,110
Series 2013-2, Class A,
1.66% (D), 03/25/2039 (A)	461,909	19,221
Series 2014-2, Class A,
3.20% (D), 04/25/2040 (A)	201,612	17,045
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	342,940	344,406
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A) (B) (C) (E)	533,373	537,955
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	790,085
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	2,033,449

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	$ 37,870	$ 37,910
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,165,000	1,184,766
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	656,698
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	1,593,752	1,572,554
Progress Residential Trust
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	658,274
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	91,280	91,315
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,400,000	1,368,931
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	180,795	187,714
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	454,683	450,289
Santander Drive Auto Receivables Trust
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	748,241
SART
Series 2018-1,
4.75%, 06/15/2025	925,750	939,636
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.20% (D), 01/25/2036	17,670	17,367
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (B) (C)	1,000,000	1,000,000
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	43,642	43,557
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A) (B)	1,200,000	1,200,000
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	358,974	360,374
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	237,240	242,914
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	1,200,000	1,215,560
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A,
3.18% (D), 10/25/2049 (A)	403,778	404,563
Series 2019-NPL8, Class A1A,
3.28% (D), 11/25/2049 (A)	775,216	775,916
Series 2020-NPL2, Class A1A,
2.98% (D), 02/25/2050 (A)	876,676	876,751
Veros Automobile Receivables Trust
Series 2018-1, Class B,
4.05%, 02/15/2024 (A)	602,367	604,033
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	942,690	925,644

Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (D), 11/26/2049 (A)	$ 826,423	$ 828,484
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (D), 01/25/2050 (A)	756,562	758,003
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A,
2.98% (D), 02/25/2050 (A)	880,268	880,278
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	230,909	240,407
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	121,787	122,238
World Omni Auto Receivables Trust
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	150,210

Total Asset-Backed Securities (Cost $55,759,407)		56,187,290

CORPORATE DEBT SECURITIES - 30.1%
Aerospace & Defense - 0.7%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	44,938
Airbus SE
3.15%, 04/10/2027 (A)	164,000	173,059
BAE Systems PLC
1.90%, 02/15/2031 (A)	268,000	266,772
3.00%, 09/15/2050 (A)	200,000	202,190
Boeing Co.
4.51%, 05/01/2023	594,000	626,278
4.88%, 05/01/2025	145,000	157,778
5.15%, 05/01/2030	220,000	247,282
5.71%, 05/01/2040	190,000	223,995
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	200,000	223,514
Lockheed Martin Corp.
4.50%, 05/15/2036	100,000	127,128
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	84,268
3.85%, 04/15/2045	38,000	44,424
Precision Castparts Corp.
4.20%, 06/15/2035	170,000	212,317
Raytheon Technologies Corp.
3.20%, 03/15/2024 (A)	70,000	75,142
3.75%, 11/01/2046	155,000	177,539
4.15%, 05/15/2045	163,000	195,524
4.50%, 06/01/2042	241,000	304,269

		3,386,417

Airlines - 0.5%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	143,616	136,538
3.55%, 07/15/2031 (A)	203,755	167,940
4.13%, 11/15/2026 (A)	174,567	156,668
American Airlines Pass-Through Trust
3.00%, 04/15/2030	356,511	333,094
3.38%, 11/01/2028	188,094	154,688
3.65%, 08/15/2030	100,279	96,451
3.70%, 04/01/2028	87,697	72,854
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	283,428	265,762
4.13%, 03/20/2033 (A)	274,335	219,143

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	$ 30,357	$ 29,772
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	313,181	313,925
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	132,729	124,290
United Airlines Pass-Through Trust
3.65%, 07/07/2027	128,884	98,149
4.15%, 02/25/2033	290,012	289,319
4.55%, 02/25/2033	259,917	219,048

		2,677,641

Banks - 5.4%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	200,000	225,220
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	314,983
ANZ New Zealand International, Ltd.
2.55%, 02/13/2030 (A) (F)	625,000	677,524
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	465,000	500,874
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	296,850
Banco Santander SA
2.75%, 05/28/2025	400,000	419,581
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031, MTN	500,000	525,678
Fixed until 04/29/2030, 2.59% (D), 04/29/2031	363,000	386,203
Fixed until 06/19/2040, 2.68% (D), 06/19/2041, MTN	1,077,000	1,099,705
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	478,494
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	791,549
3.95%, 04/21/2025, MTN	368,000	408,788
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	344,210
4.00%, 01/22/2025, MTN	400,000	445,600
4.25%, 10/22/2026, MTN	284,000	328,852
Bank of Montreal
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	110,000	122,605
Bank of Nova Scotia
1.63%, 05/01/2023	790,000	810,608
4.50%, 12/16/2025	160,000	185,341
Barclays PLC
Fixed until 06/24/2030, 2.65% (D), 06/24/2031	480,000	478,879
3.65%, 03/16/2025	200,000	215,717
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	313,946
BBVA USA
3.50%, 06/11/2021	250,000	254,532
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (D), 06/09/2026 (A)	350,000	360,916
Fixed until 01/13/2030, 3.05% (D), 01/13/2031 (A)	385,000	412,898
BPCE SA
Fixed until 10/06/2025, 1.65% (D), 10/06/2026 (A)	250,000	250,402
4.00%, 09/12/2023 (A)	250,000	271,513
4.63%, 07/11/2024 (A)	200,000	219,535

Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 04/08/2025, 3.11% (D), 04/08/2026	$ 450,000	$ 487,051
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	189,337
3.40%, 05/01/2026	150,000	166,728
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	531,000	596,904
3.88%, 03/26/2025	100,000	110,173
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	460,462
4.40%, 06/10/2025	215,000	242,586
4.45%, 09/29/2027	48,000	55,660
5.30%, 05/06/2044	34,000	45,338
8.13%, 07/15/2039	28,000	48,736
Citizens Financial Group, Inc.
2.64%, 09/30/2032 (A)	58,000	57,836
4.30%, 12/03/2025	58,000	66,778
Commonwealth Bank of Australia
4.50%, 12/09/2025 (A)	200,000	225,718
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	506,730
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (D), 06/16/2026 (A)	400,000	408,616
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (D), 12/08/2023 (A)	495,000	495,480
2.70%, 03/02/2022 (A)	200,000	206,005
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (D), 09/22/2028	445,000	441,109
Fixed until 08/18/2030, 2.36% (D), 08/18/2031	310,000	305,209
Fixed until 05/18/2023, 3.95% (D), 05/18/2024	229,000	244,960
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	718,369
4.38%, 11/23/2026	200,000	220,597
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	253,722
ING Groep NV
Fixed until 07/01/2025, 1.40% (D), 07/01/2026 (A)	210,000	212,395
4.10%, 10/02/2023	580,000	635,515
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	232,031
4.58%, 12/10/2025	200,000	219,828
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	360,000	363,890
3.75%, 07/18/2039	250,000	288,837
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (D), 05/25/2026	625,000	649,684
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (A)	345,000	383,476
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (D), 11/01/2029	338,000	349,499
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	217,253
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	381,888

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander UK Group Holdings PLC
4.75%, 09/15/2025 (A)	$ 200,000	$ 218,755
Societe Generale SA
2.63%, 10/16/2024 (A)	200,000	207,202
3.00%, 01/22/2030 (A)	589,000	609,631
4.25%, 04/14/2025 (A)	200,000	213,332
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (D), 01/30/2026 (A)	220,000	227,930
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	311,248
Fixed until 05/21/2029, 4.31% (D), 05/21/2030 (A)	200,000	222,715
5.20%, 01/26/2024 (A)	200,000	216,994
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	115,313
3.04%, 07/16/2029	440,000	479,560
Svenska Handelsbanken AB
0.63%, 06/30/2023 (A)	410,000	411,413
Truist Bank
3.30%, 05/15/2026	200,000	224,294
Truist Financial Corp.
1.95%, 06/05/2030, MTN	150,000	154,263
UniCredit SpA
Fixed until 09/22/2025, 2.57% (D), 09/22/2026 (A)	350,000	346,879
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (D), 04/30/2041	150,000	156,915
Fixed until 06/17/2026, 3.20% (D), 06/17/2027, MTN	470,000	512,925
3.75%, 01/24/2024, MTN	215,000	233,602
4.10%, 06/03/2026, MTN	258,000	290,937
4.40%, 06/14/2046, MTN	96,000	114,676
4.65%, 11/04/2044, MTN	184,000	224,536
4.75%, 12/07/2046, MTN	247,000	307,591
4.90%, 11/17/2045, MTN	112,000	142,438
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	203,659
4.42%, 07/24/2039 (F)	195,000	236,468

		28,012,679

Beverages - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	872,000	1,053,393
4.90%, 02/01/2046	365,000	450,056
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	284,155
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	245,451
4.44%, 10/06/2048	250,000	291,897
4.50%, 06/01/2050	275,000	329,603
4.60%, 06/01/2060	100,000	120,461
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	150,000	150,330
2.75%, 01/22/2030	275,000	292,474
Constellation Brands, Inc.
2.88%, 05/01/2030	490,000	529,068
4.40%, 11/15/2025	100,000	116,258
5.25%, 11/15/2048	55,000	74,018
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	280,000	297,852

Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	$ 110,000	$ 118,255
3.43%, 06/15/2027	50,000	55,671
4.42%, 05/25/2025	86,000	99,067
4.99%, 05/25/2038	124,000	161,113

		4,669,122

Biotechnology - 0.6%
AbbVie, Inc.
3.45%, 03/15/2022 (A)	139,000	144,175
3.85%, 06/15/2024 (A)	302,000	330,966
4.05%, 11/21/2039 (A)	858,000	986,664
4.40%, 11/06/2042	205,000	244,036
4.50%, 05/14/2035	200,000	243,423
Biogen, Inc.
2.25%, 05/01/2030	306,000	313,368
3.15%, 05/01/2050	80,000	78,946
Gilead Sciences, Inc.
2.60%, 10/01/2040	325,000	323,167
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	480,000	469,814

		3,134,559

Building Products - 0.2%
Johnson Controls International PLC
3.75%, 12/01/2021	2,000	2,049
Lennox International, Inc.
1.35%, 08/01/2025	570,000	574,272
Masco Corp.
2.00%, 10/01/2030	90,000	90,034
6.50%, 08/15/2032	130,000	168,524

		834,879

Capital Markets - 2.0%
BlackRock, Inc.
1.90%, 01/28/2031	223,000	231,036
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (D), 06/05/2026 (A)	250,000	257,510
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	355,000	370,708
4.28%, 01/09/2028 (A)	300,000	340,540
Deutsche Bank AG
3.30%, 11/16/2022	200,000	206,831
3.70%, 05/30/2024	267,000	279,748
4.25%, 10/14/2021	200,000	205,885
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	292,000	323,015
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	488,000	547,013
3.85%, 01/26/2027	1,590,000	1,790,036
4.25%, 10/21/2025	100,000	113,770
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	515,000	561,474
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	834,817
Morgan Stanley
Fixed until 04/28/2025, 2.19% (D), 04/28/2026	800,000	837,828
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	400,390
3.63%, 01/20/2027	383,000	434,039
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	112,000	127,838
4.10%, 05/22/2023, MTN	150,000	162,475
4.35%, 09/08/2026, MTN	200,000	231,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
5.00%, 11/24/2025	$ 269,000	$ 316,029
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	397,015
2.68%, 07/16/2030	200,000	206,457
Northern Trust Corp.
1.95%, 05/01/2030	445,000	463,255
UBS AG
1.75%, 04/21/2022 (A)	210,000	213,812
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (A)	200,000	222,114
3.49%, 05/23/2023 (A)	480,000	500,608

		10,575,743

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	209,181
Albemarle Corp.
5.45%, 12/01/2044	50,000	54,895
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
5.13%, 04/01/2025 (A)	464,000	545,738
Dow Chemical Co.
5.25%, 11/15/2041	45,000	55,385
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	126,896
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	97,408
5.00%, 09/26/2048	89,000	110,128
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	232,261
5.00%, 04/01/2049	80,000	105,527
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	75,626

		1,613,045

Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	100,000	111,331
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	37,208
5.25%, 10/01/2020 (A)	48,000	48,000
5.63%, 03/15/2042 (A)	59,000	75,145
Republic Services, Inc.
1.45%, 02/15/2031	250,000	246,550

		518,234

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	380,000	387,832

Construction Materials - 0.0% (G)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	217,654

Consumer Finance - 0.2%
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	187,942
Capital One Financial Corp.
3.75%, 04/24/2024	221,000	240,507
4.20%, 10/29/2025	50,000	55,501
Hyundai Capital America
1.80%, 10/15/2025 (A)	140,000	139,260
2.38%, 10/15/2027 (A)	140,000	140,002

Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America (continued)
3.00%, 03/18/2021 (A)	$ 200,000	$ 201,734
John Deere Capital Corp.
2.80%, 09/08/2027, MTN	200,000	222,164

		1,187,110

Containers & Packaging - 0.0% (G)
International Paper Co.
8.70%, 06/15/2038	50,000	77,138
Packaging Corp. of America
4.05%, 12/15/2049	140,000	167,371

		244,509

Diversified Consumer Services - 0.3%
Emory University
2.14%, 09/01/2030	280,000	293,426
Ford Foundation
2.82%, 06/01/2070	100,000	104,337
Nationwide Building Society
1.00%, 08/28/2025 (A)	200,000	197,774
Pepperdine University
3.30%, 12/01/2059	200,000	219,346
SART
4.75%, 07/15/2024	742,620	746,333
University of Southern California
3.23%, 10/01/2120	200,000	213,399

		1,774,615

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.88%, 08/14/2024	255,000	245,601
3.15%, 02/15/2024	600,000	594,098
4.45%, 12/16/2021	150,000	153,265
4.50%, 09/15/2023	630,000	649,247
6.50%, 07/15/2025	150,000	161,935
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	133,607
4.13%, 08/01/2025 (A)	250,000	239,429
5.50%, 12/15/2024 (A)	350,000	361,107
Blackstone / GSO Secured Lending Fund
3.65%, 07/14/2023 (A)	210,000	211,630
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	93,543
4.70%, 09/20/2047	123,000	144,915
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	263,306
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,510,505
Jefferies Group LLC
6.45%, 06/08/2027	56,000	68,271
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	205,848
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	162,698

		5,199,005

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
1.65%, 02/01/2028	230,000	230,435
2.25%, 02/01/2032	385,000	385,077
2.30%, 06/01/2027	600,000	628,376
3.10%, 02/01/2043	580,000	565,700
3.50%, 06/01/2041	165,000	173,358
4.30%, 12/15/2042	148,000	167,454

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.50%, 05/15/2035	$ 525,000	$ 619,839
Deutsche Telekom AG
3.63%, 01/21/2050 (A)	178,000	197,323
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	226,000	243,885
Qwest Corp.
6.75%, 12/01/2021	148,000	156,295
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	407,053
4.40%, 11/01/2034	568,000	708,111
4.67%, 03/15/2055	160,000	221,685
4.86%, 08/21/2046	290,000	395,994
5.25%, 03/16/2037	183,000	253,429

		5,354,014

Electric Utilities - 1.8%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	112,834
Alabama Power Co.
4.10%, 01/15/2042	66,000	77,352
Appalachian Power Co.
6.70%, 08/15/2037	50,000	69,420
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023 (A)	400,000	423,511
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	122,392
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	130,639
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	91,625
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	245,678
Edison International
3.55%, 11/15/2024	200,000	210,862
5.75%, 06/15/2027	200,000	220,823
Emera US Finance, LP
4.75%, 06/15/2046	220,000	265,156
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	222,864
3.63%, 05/25/2027 (A)	220,000	244,633
Entergy Arkansas LLC
2.65%, 06/15/2051	175,000	176,610
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	112,465
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	133,278
Evergy, Inc.
2.90%, 09/15/2029	320,000	343,461
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	185,942
FirstEnergy Corp.
2.65%, 03/01/2030	320,000	324,496
3.40%, 03/01/2050	305,000	295,874
4.85%, 07/15/2047	53,000	63,846
Fortis, Inc.
3.06%, 10/04/2026	310,000	338,804
Hydro-Quebec
9.40%, 02/01/2021	250,000	257,374
Interstate Power & Light Co.
2.30%, 06/01/2030	365,000	385,474
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	120,000	129,041
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	274,372
6.15%, 06/01/2037	70,000	93,364

Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	$ 60,112	$ 76,862
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	201,476
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	125,543
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	110,000	124,306
Nevada Power Co.
5.38%, 09/15/2040	92,000	123,948
5.45%, 05/15/2041	50,000	67,535
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	111,095
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	256,609
NRG Energy, Inc.
4.45%, 06/15/2029 (A)	220,000	242,407
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	65,744
Pacific Gas & Electric Co.
1.75%, 06/16/2022	1,165,000	1,166,400
PECO Energy Co.
2.80%, 06/15/2050	110,000	114,296
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	41,264
Southern California Edison Co.
1.85%, 02/01/2022	15,000	15,018
4.05%, 03/15/2042	250,000	269,782
5.55%, 01/15/2036	70,000	85,323
6.05%, 03/15/2039	60,000	77,400
Toledo Edison Co.
6.15%, 05/15/2037	200,000	285,739
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	71,596
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	471,645
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	36,509

		9,582,687

Electrical Equipment - 0.0% (G)
Eaton Corp.
4.00%, 11/02/2032	21,000	25,370
5.80%, 03/15/2037	100,000	137,740
7.63%, 04/01/2024	75,000	87,839

		250,949

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	71,267
3.88%, 01/12/2028	155,000	171,847
4.50%, 03/01/2023	30,000	32,056
Corning, Inc.
3.90%, 11/15/2049	148,000	169,570
5.35%, 11/15/2048	115,000	155,268

		600,008

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	100,000	118,493
Halliburton Co.
7.60%, 08/15/2096 (A)	50,000	53,997
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	244,420

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	$ 81,000	$ 83,347
3.50%, 01/15/2028 (A)	37,000	39,991

		540,248

Entertainment - 0.1%
Walt Disney Co.
7.30%, 04/30/2028	50,000	69,012
8.88%, 04/26/2023	80,000	95,955
9.50%, 07/15/2024	70,000	91,431

		256,398

Equity Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	137,108
American Tower Corp.
1.88%, 10/15/2030	290,000	286,539
2.10%, 06/15/2030	160,000	161,037
3.70%, 10/15/2049	300,000	328,905
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	214,157
Crown Castle International Corp.
2.25%, 01/15/2031	320,000	323,437
4.00%, 03/01/2027	47,000	53,405
5.25%, 01/15/2023	70,000	77,059
Duke Realty, LP
2.88%, 11/15/2029	100,000	109,084
3.25%, 06/30/2026	43,000	47,680
Equinix, Inc.
1.55%, 03/15/2028 (H)	300,000	300,503
Essex Portfolio, LP
2.65%, 03/15/2032	255,000	269,281
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	184,263
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	118,180
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	160,000	157,251
Healthpeak Properties, Inc.
3.50%, 07/15/2029	260,000	289,573
3.88%, 08/15/2024	225,000	249,435
4.20%, 03/01/2024	30,000	33,030
Kimco Realty Corp.
2.70%, 10/01/2030	330,000	335,160
Life Storage, LP
4.00%, 06/15/2029	305,000	346,384
Mid-America Apartments, LP
1.70%, 02/15/2031	160,000	157,539
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	226,229
Office Properties Income Trust
4.00%, 07/15/2022	196,000	198,325
Prologis, LP
1.25%, 10/15/2030	160,000	156,456
3.25%, 10/01/2026	53,000	59,930
Realty Income Corp.
3.25%, 01/15/2031	200,000	221,329
Regency Centers, LP
2.95%, 09/15/2029	240,000	248,636
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	318,006
SITE Centers Corp.
3.63%, 02/01/2025	198,000	202,321
UDR, Inc.
2.10%, 08/01/2032, MTN	170,000	168,578

Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc. (continued)
2.95%, 09/01/2026, MTN	$ 72,000	$ 78,329
3.20%, 01/15/2030, MTN	265,000	293,610
Welltower, Inc.
2.70%, 02/15/2027	42,000	44,375
3.10%, 01/15/2030	225,000	239,041
6.50%, 03/15/2041	100,000	131,701

		6,765,876

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	160,000	172,534
3.80%, 01/25/2050 (A)	280,000	307,748
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	242,855
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A) (F)	245,000	277,651
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	201,550	233,254
8.35%, 07/10/2031 (A)	244,647	308,654
Kroger Co.
5.40%, 07/15/2040	12,000	15,471

		1,558,167

Food Products - 0.5%
Campbell Soup Co.
3.13%, 04/24/2050	89,000	89,963
Cargill, Inc.
2.13%, 04/23/2030 (A)	339,000	355,104
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	77,352
General Mills, Inc.
4.00%, 04/17/2025	165,000	186,887
4.55%, 04/17/2038	45,000	57,270
Kellogg Co.
2.10%, 06/01/2030	160,000	163,901
Mars, Inc.
1.63%, 07/16/2032 (A)	420,000	416,683
McCormick & Co., Inc.
2.50%, 04/15/2030	397,000	424,620
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	35,000	46,909
Mondelez International, Inc.
1.50%, 05/04/2025	90,000	92,488
2.75%, 04/13/2030	82,000	89,169
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	400,000	400,864

		2,401,210

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	92,948
4.15%, 01/15/2043	138,000	171,849
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	32,132
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	136,461
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	59,065
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	201,898
One Gas, Inc.
2.00%, 05/15/2030	230,000	238,434
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	66,012
4.40%, 06/01/2043	63,000	74,924

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Southern Co. Gas Capital Corp. (continued)
5.88%, 03/15/2041	$ 146,000	$ 201,223
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	122,634

		1,397,580

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
1.15%, 01/30/2028	180,000	181,276
1.40%, 06/30/2030	180,000	181,167
Becton Dickinson & Co.
3.73%, 12/15/2024	19,000	20,970
Boston Scientific Corp.
3.75%, 03/01/2026	60,000	68,375
4.00%, 03/01/2029	36,000	41,880
4.55%, 03/01/2039	200,000	250,461
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	149,887

		894,016

Health Care Providers & Services - 1.1%
Aetna, Inc.
4.50%, 05/15/2042	26,000	30,956
6.75%, 12/15/2037	50,000	72,534
Anthem, Inc.
4.63%, 05/15/2042	50,000	62,802
4.65%, 01/15/2043 - 08/15/2044	184,000	231,296
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030	280,000	314,542
Children’s Hospital
2.93%, 07/15/2050	180,000	175,524
Cigna Corp.
4.80%, 07/15/2046	50,000	62,653
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	255,327
CVS Health Corp.
2.70%, 08/21/2040	130,000	123,901
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	480,290
HCA, Inc.
5.13%, 06/15/2039	245,000	297,323
5.25%, 06/15/2026	220,000	256,671
Memorial Health Services
3.45%, 11/01/2049	445,000	466,430
MultiCare Health System
2.80%, 08/15/2050	125,000	123,182
NYU Langone Hospitals
3.38%, 07/01/2055	190,000	192,090
Partners Healthcare System, Inc.
3.34%, 07/01/2060	791,000	868,740
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	92,282
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	44,194
Rush Obligated Group
3.92%, 11/15/2029	270,000	313,954
Texas Health Resources
2.33%, 11/15/2050	120,000	111,541
4.33%, 11/15/2055	250,000	335,138
UnitedHealth Group, Inc.
3.50%, 08/15/2039	310,000	356,134
4.63%, 07/15/2035	140,000	184,378

Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc.
2.65%, 10/15/2030 (A)	$ 180,000	$ 179,147
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	201,000	196,454

		5,827,483

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	105,000	134,276
6.30%, 10/15/2037, MTN	63,000	94,072
Starbucks Corp.
2.55%, 11/15/2030	200,000	212,351

		440,699

Industrial Conglomerates - 0.2%
General Electric Co.
3.45%, 05/01/2027	120,000	127,054
3.63%, 05/01/2030	185,000	191,588
Honeywell International, Inc.
1.35%, 06/01/2025	375,000	386,638
Roper Technologies, Inc.
1.40%, 09/15/2027	370,000	373,771
2.00%, 06/30/2030	150,000	152,909
3.00%, 12/15/2020	42,000	42,127

		1,274,087

Insurance - 1.1%
AIA Group, Ltd.
3.20%, 09/16/2040 (A)	200,000	206,526
3.60%, 04/09/2029 (A)	200,000	224,958
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	300,859
American International Group, Inc.
4.70%, 07/10/2035	100,000	125,565
Assurant, Inc.
4.20%, 09/27/2023	225,000	240,841
Athene Global Funding
2.95%, 11/12/2026 (A)	805,000	847,828
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	107,860
4.40%, 05/15/2042	221,000	280,980
Brown & Brown, Inc.
2.38%, 03/15/2031	490,000	493,013
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (D)	207,000	223,043
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	54,517
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	133,488
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	117,452
Intact US Holdings, Inc.
4.60%, 11/09/2022	200,000	210,050
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	269,623
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	256,763
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	292,501
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	284,870
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	257,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	$ 124,000	$ 133,061
Progressive Corp.
Fixed until 03/15/2023 (I), 5.38% (D)	140,000	140,000
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	450,000	586,848
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	126,182

		5,914,532

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.70%, 06/03/2060	80,000	82,926
3.88%, 08/22/2037	230,000	286,356

		369,282

IT Services - 0.3%
DXC Technology Co.
4.25%, 04/15/2024	86,000	92,932
Fiserv, Inc.
3.20%, 07/01/2026	135,000	149,991
4.40%, 07/01/2049	125,000	156,800
Global Payments, Inc.
4.15%, 08/15/2049	125,000	146,725
International Business Machines Corp.
1.70%, 05/15/2027	630,000	651,313
2.85%, 05/15/2040	210,000	222,792

		1,420,553

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	85,718

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	187,000	201,806
Otis Worldwide Corp.
2.57%, 02/15/2030	350,000	376,156
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	69,741
4.45%, 11/21/2044, MTN	85,000	104,189
Xylem, Inc.
2.25%, 01/30/2031	120,000	127,231
3.25%, 11/01/2026	33,000	36,808

		915,931

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	250,000	284,283
6.83%, 10/23/2055	125,000	173,121
Comcast Corp.
1.50%, 02/15/2031	350,000	346,723
3.15%, 03/01/2026	208,000	232,281
3.20%, 07/15/2036	200,000	222,114
3.25%, 11/01/2039	235,000	261,704
3.45%, 02/01/2050	189,000	213,505
4.00%, 11/01/2049	150,000	182,013
4.20%, 08/15/2034	407,000	506,984
4.25%, 01/15/2033	223,000	277,080
4.60%, 10/15/2038	235,000	300,365

Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	$ 55,000	$ 57,975
Discovery Communications LLC
4.00%, 09/15/2055 (A)	275,000	279,209
Fox Corp.
5.58%, 01/25/2049	180,000	248,644
SES SA
3.60%, 04/04/2023 (A)	100,000	102,501
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	398,839
7.30%, 07/01/2038	100,000	141,531
ViacomCBS, Inc.
4.00%, 01/15/2026	83,000	93,202
4.38%, 03/15/2043	93,000	98,861

		4,420,935

Metals & Mining - 0.6%
Anglo American Capital PLC
2.63%, 09/10/2030 (A)	265,000	264,279
3.95%, 09/10/2050 (A)	200,000	204,386
Barrick Gold Corp.
6.45%, 10/15/2035	40,000	55,759
Glencore Funding LLC
1.63%, 09/01/2025 (A)	735,000	728,833
2.50%, 09/01/2030 (A)	780,000	758,701
4.13%, 05/30/2023 (A)	122,000	130,795
Nucor Corp.
6.40%, 12/01/2037	80,000	115,852
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	620,000	619,233
Steel Dynamics, Inc.
3.45%, 04/15/2030	122,000	134,510

		3,012,348

Multi-Utilities - 0.2%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	103,314
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	54,736
4.15%, 05/15/2045	150,000	182,283
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	66,875
5.25%, 08/01/2033	100,000	127,177
NiSource, Inc.
1.70%, 02/15/2031	200,000	196,611
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	60,260
6.50%, 08/01/2038	45,000	69,496
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,374
6.63%, 11/15/2037	150,000	216,250
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	49,280
6.00%, 06/01/2026	50,000	61,156

		1,217,812

Multiline Retail - 0.0% (G)
Dollar General Corp.
4.13%, 05/01/2028	85,000	99,621

Oil, Gas & Consumable Fuels - 2.8%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	215,949
Boardwalk Pipelines, LP
4.80%, 05/03/2029	145,000	158,010

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
1.75%, 08/10/2030	$ 310,000	$ 307,619
2.77%, 11/10/2050	265,000	244,541
Buckeye Partners, LP
5.85%, 11/15/2043	100,000	92,635
Concho Resources, Inc.
2.40%, 02/15/2031	135,000	127,878
Diamondback Energy, Inc.
3.25%, 12/01/2026	150,000	150,494
4.75%, 05/31/2025	340,000	366,771
Ecopetrol SA
4.13%, 01/16/2025	100,000	105,001
5.38%, 06/26/2026	116,000	128,180
5.88%, 09/18/2023	71,000	78,100
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	78,106
Enbridge, Inc.
3.70%, 07/15/2027	65,000	72,313
4.50%, 06/10/2044	100,000	113,814
Fixed until 03/01/2028, 6.25% (D), 03/01/2078	150,000	152,250
Energy Transfer Operating, LP
4.75%, 01/15/2026	87,000	92,651
6.05%, 06/01/2041	225,000	228,466
Eni SpA
4.00%, 09/12/2023 (A)	200,000	216,614
5.70%, 10/01/2040 (A)	125,000	150,077
Eni USA, Inc.
7.30%, 11/15/2027	70,000	90,665
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	172,218
4.20%, 01/31/2050	75,000	79,736
4.45%, 02/15/2043	151,000	163,004
4.95%, 10/15/2054	46,000	53,779
5.10%, 02/15/2045	39,000	45,399
5.75%, 03/01/2035	200,000	245,810
7.55%, 04/15/2038	151,000	211,680
EQM Midstream Partners, LP
5.50%, 07/15/2028	250,000	251,763
EQT Corp.
3.90%, 10/01/2027	116,000	106,793
Exxon Mobil Corp.
2.61%, 10/15/2030	310,000	335,082
2.99%, 03/19/2025	340,000	372,591
3.00%, 08/16/2039	300,000	317,224
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	145,000	145,800
2.60%, 10/15/2025 (A)	175,000	175,603
Hess Corp.
6.00%, 01/15/2040	94,000	103,836
Kinder Morgan, Inc.
2.00%, 02/15/2031	140,000	134,878
3.25%, 08/01/2050	170,000	153,091
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	72,360
4.20%, 12/01/2042	73,000	72,862
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	155,011
4.50%, 05/01/2023	365,000	393,910
MPLX, LP
2.65%, 08/15/2030	220,000	214,734
4.13%, 03/01/2027	104,000	114,321
4.50%, 04/15/2038	140,000	143,325
4.70%, 04/15/2048	16,000	16,238
5.20%, 03/01/2047	54,000	58,879
5.25%, 01/15/2025	107,000	110,668
5.50%, 02/15/2049	135,000	151,622

Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
3.25%, 10/15/2029	$ 180,000	$ 198,980
3.90%, 11/15/2024	120,000	131,299
6.00%, 03/01/2041	200,000	277,457
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	31,167
5.00%, 09/15/2023	65,000	70,480
6.65%, 10/01/2036	210,000	236,360
ONEOK, Inc.
3.40%, 09/01/2029	125,000	122,475
5.20%, 07/15/2048	220,000	212,629
Ovintiv, Inc.
7.20%, 11/01/2031	110,000	108,967
8.13%, 09/15/2030	100,000	102,080
Phillips 66 Partners, LP
3.15%, 12/15/2029	175,000	172,701
3.55%, 10/01/2026	34,000	35,798
4.90%, 10/01/2046	72,000	74,807
Pioneer Natural Resources Co.
1.90%, 08/15/2030	280,000	262,618
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	84,743
4.65%, 10/15/2025	250,000	268,318
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	75,814
8.00%, 03/01/2032	56,000	79,496
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	136,367
5.95%, 09/25/2043	63,000	79,215
Suncor Energy, Inc.
5.95%, 12/01/2034	140,000	171,387
6.80%, 05/15/2038	50,000	65,406
7.88%, 06/15/2026	168,000	212,927
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	176,082
5.30%, 04/01/2044	50,000	46,584
TC PipeLines, LP
3.90%, 05/25/2027	70,000	75,028
4.38%, 03/13/2025	650,000	711,477
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (A)	320,000	331,781
Total Capital International SA
2.99%, 06/29/2041	350,000	364,607
3.13%, 05/29/2050	305,000	316,548
3.46%, 07/12/2049	285,000	311,305
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	190,278
6.20%, 10/15/2037	100,000	133,657
Valero Energy Corp.
1.20%, 03/15/2024	250,000	248,941
2.15%, 09/15/2027	220,000	219,112
2.70%, 04/15/2023	180,000	186,494
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	74,307
4.85%, 03/01/2048	133,000	149,012

		14,489,055

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	467,000	510,199

Pharmaceuticals - 1.1%
AstraZeneca PLC
1.38%, 08/06/2030	130,000	126,450
2.13%, 08/06/2050 (F)	140,000	126,853
4.00%, 09/18/2042	80,000	98,391
6.45%, 09/15/2037	100,000	151,918

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Baxalta, Inc.
3.60%, 06/23/2022	$ 20,000	$ 20,819
5.25%, 06/23/2045	9,000	12,497
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	200,000	237,056
4.13%, 06/15/2039	179,000	226,281
5.00%, 08/15/2045	325,000	457,036
5.70%, 10/15/2040	114,000	167,203
Eli Lilly & Co.
2.25%, 05/15/2050	130,000	122,492
2.50%, 09/15/2060	270,000	256,510
Mylan NV
3.95%, 06/15/2026	70,000	78,752
Mylan, Inc.
5.40%, 11/29/2043	50,000	62,828
Pfizer, Inc.
3.90%, 03/15/2039	200,000	243,097
Royalty Pharma PLC
0.75%, 09/02/2023 (A)	250,000	249,541
1.20%, 09/02/2025 (A)	250,000	249,144
1.75%, 09/02/2027 (A)	250,000	250,652
3.30%, 09/02/2040 (A)	205,000	203,303
3.55%, 09/02/2050 (A)	210,000	203,650
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	117,654
3.20%, 09/23/2026	319,000	354,704
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	230,000	238,354
3.18%, 07/09/2050	220,000	223,487
3.38%, 07/09/2060	200,000	210,688
Upjohn, Inc.
2.30%, 06/22/2027 (A)	636,000	658,604
Zoetis, Inc.
2.00%, 05/15/2030	200,000	206,006

		5,553,970

Road & Rail - 0.7%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (A)	250,000	229,150
4.38%, 05/01/2026 (A)	315,000	299,367
5.50%, 01/15/2023 - 01/15/2026 (A)	585,000	588,908
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	131,000	153,305
4.38%, 09/01/2042	88,000	111,016
5.15%, 09/01/2043	154,000	211,334
6.15%, 05/01/2037	70,000	104,767
CSX Corp.
3.35%, 09/15/2049	30,000	33,179
4.75%, 11/15/2048	100,000	132,759
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	41,254
4.05%, 08/15/2052	150,000	183,818
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (A)	250,000	247,737
5.25%, 08/15/2022 (A)	890,000	893,600
5.50%, 02/15/2024 (A)	175,000	176,334
Union Pacific Corp.
4.10%, 09/15/2067	80,000	95,184
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	6,075	6,281

		3,507,993

Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	$ 140,000	$ 167,863
Broadcom, Inc.
4.25%, 04/15/2026	300,000	337,986
4.75%, 04/15/2029	670,000	780,588

		1,286,437

Software - 0.3%
Microsoft Corp.
2.68%, 06/01/2060	36,000	37,976
3.50%, 02/12/2035	185,000	228,235
3.95%, 08/08/2056	172,000	226,550
Oracle Corp.
3.60%, 04/01/2040	400,000	458,189
3.85%, 07/15/2036	129,000	152,418
3.90%, 05/15/2035	111,000	135,030
4.30%, 07/08/2034	23,000	28,830
VMware, Inc.
2.95%, 08/21/2022	288,000	299,851

		1,567,079

Specialty Retail - 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	180,000	176,221
Home Depot, Inc.
3.13%, 12/15/2049	225,000	251,004
Lowe’s Cos., Inc.
3.65%, 04/05/2029	225,000	259,846
4.55%, 04/05/2049	152,000	195,042
4.65%, 04/15/2042	54,000	68,157
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	141,054

		1,091,324

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
1.65%, 05/11/2030	335,000	347,014
2.55%, 08/20/2060	230,000	228,483
2.95%, 09/11/2049	69,000	75,527
3.20%, 05/11/2027	143,000	162,679
3.45%, 02/09/2045	226,000	263,845
3.75%, 11/13/2047	50,000	61,425
3.85%, 05/04/2043 - 08/04/2046	1,016,000	1,266,350
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	130,000	142,522
6.02%, 06/15/2026 (A)	340,000	399,221
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	285,000	288,266
HP, Inc.
3.00%, 06/17/2027	170,000	183,786

		3,419,118

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	225,000	226,116
3.73%, 09/25/2040	150,000	150,525
3.98%, 09/25/2050	235,000	231,716
4.54%, 08/15/2047	55,000	58,898
BAT International Finance PLC
1.67%, 03/25/2026	170,000	170,578

		837,833

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.4%
Air Lease Corp.
2.88%, 01/15/2026, MTN	$ 240,000	$ 235,850
3.25%, 03/01/2025 - 10/01/2029	604,000	586,265
3.38%, 07/01/2025	395,000	403,635
3.63%, 04/01/2027	70,000	69,109
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	200,000	201,382
2.75%, 09/18/2022 (A)	200,000	203,773
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	214,029
8.63%, 01/15/2022	200,000	215,050

		2,129,093

Transportation Infrastructure - 0.0% (G)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	100,000	104,100
Transurban Finance Co. Pty, Ltd.
2.45%, 03/16/2031 (A)	140,000	142,615

		246,715

Water Utilities - 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	316,000	346,128
3.45%, 06/01/2029	85,000	97,520
4.00%, 12/01/2046	86,000	103,967

		547,615

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	328,213
4.38%, 04/22/2049	200,000	249,140
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	126,825
T-Mobile USA, Inc.
1.50%, 02/15/2026 (A)	175,000	176,351
2.05%, 02/15/2028 (A)	400,000	409,528
3.00%, 02/15/2041 (A) (H)	505,000	499,687
3.75%, 04/15/2027 (A)	540,000	605,956
Vodafone Group PLC
4.88%, 06/19/2049	210,000	260,733
5.25%, 05/30/2048	172,000	222,365

		2,878,798

Total Corporate Debt Securities (Cost $146,575,947)		157,098,427

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	213,234
5.00%, 06/15/2045	200,000	233,000
7.38%, 09/18/2037	100,000	140,750

		586,984

Israel - 0.4%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	149,860
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	966,626
Israel Government AID Bond, Principal Only STRIPS
Series 2004-Z,
Zero Coupon, 08/15/2023	1,000,000	983,407

		2,099,893

Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%
Mexico Government International Bond
3.75%, 01/11/2028	$ 210,000	$ 226,067
4.13%, 01/21/2026	200,000	222,502
4.35%, 01/15/2047	104,000	107,926
4.50%, 01/31/2050 (F)	740,000	782,550
4.60%, 01/23/2046	448,000	482,402
4.75%, 03/08/2044, MTN	60,000	65,430

		1,886,877

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	440,247
4.50%, 04/16/2050	200,000	249,802

		690,049

Peru - 0.0% (G)
Peru Government International Bond
5.63%, 11/18/2050	36,000	57,330

Total Foreign Government Obligations (Cost $4,918,770)		5,321,133

MORTGAGE-BACKED SECURITIES - 5.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	160,067	161,859
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	118,380	117,393
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	38,209	36,635
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 4.60% (D), 07/25/2035	208,766	31,507
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 4.92% (D), 06/25/2035	434,807	76,859
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	104,407
Series 2014-520M, Class C,
4.35% (D), 08/15/2046 (A)	200,000	215,281
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.77% (D), 03/20/2035	6,899	7,011
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	13,465	10,756
Series 2005-7, Class 30,
11/25/2035	14,859	13,591
Series 2005-8, Class 30,
01/25/2036	5,254	3,935
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.77% (D), 11/25/2033	28,849	28,780
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	532,854
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	63,545

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 0.79% (D), 07/25/2034	$ 24,101	$ 24,188
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.84% (D), 02/25/2036	29,001	29,225
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	196,911	201,300
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.50% (D), 02/25/2037	43,040	42,602
Series 2007-A2, Class 2A1,
3.53% (D), 06/25/2035	20,391	20,212
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	45,124	46,002
Series 2004-3, Class A4,
5.75%, 04/25/2034	27,074	27,663
Series 2004-7, Class 2A1,
3.56% (D), 06/25/2034	11,937	12,375
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	259	267
Series 2004-HYB1, Class 2A,
3.27% (D), 05/20/2034	8,789	8,649
Series 2005-22, Class 2A1,
3.35% (D), 11/25/2035	80,788	74,826
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	7,560	7,750
COMM Mortgage Trust
Series 2013-SFS, Class A2,
3.09% (D), 04/12/2035 (A)	125,000	123,136
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	472,100
Series 2018-HOME, Class A,
3.94% (D), 04/10/2033 (A)	1,160,000	1,294,758
Series 2020-CBM,Class C,
3.40%, 02/10/2037 (A)	880,000	857,493
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	13,042	13,500
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	16,909	17,308
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	756,077
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 0.50% (D), 03/25/2035 (A)	119,862	107,788
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.50% (D), 09/25/2035 (A)	77,523	64,110
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	34,320	35,738
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	17,437	17,869
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	31,715	32,913

Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	$ 51,949	$ 38,653
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 11/25/2024 (A)	1,135,000	1,162,978
Series 2018-RPL1, Class A,
3.88% (D), 08/25/2024 (A)	1,160,000	1,187,431
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.50% (D), 05/25/2036	46,483	44,158
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.50% (D), 08/25/2036	4,915	4,894
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	815,933
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (D), 05/15/2045 (J)	35,149	0
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
3.47% (D), 11/25/2033	15,453	15,630
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	172,313
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	770,000	774,173
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,360,000	1,371,236
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.74% (D), 04/21/2034	19,953	20,008
Series 2004-13, Class 3A7,
3.23% (D), 11/21/2034	11,136	11,236
Series 2004-3, Class 4A2,
2.71% (D), 04/25/2034	9,254	8,349
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	1,242	1,249
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	8,820	6,481
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.77% (D), 10/25/2028	161,637	159,454
Series 2004-1, Class 2A1,
2.89% (D), 12/25/2034	35,489	35,173
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.61% (D), 04/25/2029	111,099	106,901
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	138,341	138,781
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	1,048,980
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	886,884
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	6,264	6,396

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust (continued)
Series 2003-A1, Class A5,
7.00%, 04/25/2033	$ 10,088	$ 10,422
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	98,328	22,490
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 16.31% (D), 10/25/2017	45	40
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	206	206
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,029
RCO V Mortgage LLC
Series 2020-1, Class A1,
3.10% (D), 09/25/2025 (A)	1,050,000	1,047,150
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,267,056	1,429,497
Series 2019-3, Class MB,
3.50%, 10/25/2058	563,889	676,167
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,096,153	1,217,952
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.92% (D), 04/20/2033	76,993	75,823
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.76% (D), 12/20/2034	64,540	63,330
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.86% (D), 09/20/2034	157,809	151,657
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.84% (D), 10/20/2034	105,646	101,638
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.17% (D), 02/25/2034	144,727	141,793
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.86% (D), 01/19/2034	185,397	179,370
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 0.86% (D), 03/19/2034	153,894	149,332
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.82% (D), 10/19/2034	28,062	27,767
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 0.41% (D), 07/19/2035	82,846	80,633
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.35% (D), 12/25/2044	42,157	41,383
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.52% (D), 08/15/2039	234,187	233,678
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (D), 09/25/2022	946,000	963,887

Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	$ 1,600,000	$ 1,628,795
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	233,966
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	133,983
Series 2012-C2, Class XA,
1.45% (D), 05/10/2063 (A)	710,151	13,059
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	299,535
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	561,542
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	399,736
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (D), 03/15/2045 (A)	50,678	1
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.88% (D), 10/25/2033	51,223	50,854
Series 2003-AR6, Class A1,
3.11% (D), 06/25/2033	15,061	15,139
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	39,138	40,864
Series 2003-S9, Class A8,
5.25%, 10/25/2033	27,856	28,684
Series 2004-AR3, Class A2,
3.67% (D), 06/25/2034	8,606	8,633
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	98,280	93,678
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.90% (D), 04/25/2035	311,357	47,031
Series 2005-3, Class CX,
5.50%, 05/25/2035	110,870	19,057
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	477	420
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,188,514

Total Mortgage-Backed Securities (Cost $25,546,141)		26,444,288

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	$ 65,000	$ 88,916
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	370,000	392,304

		481,220

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	287,808
5.65%, 11/01/2040	155,000	216,904

		504,712

Ohio - 0.0% (G)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	140,977
4.80%, 06/01/2111	130,000	190,338

		331,315

Total Municipal Government Obligations (Cost $1,076,549)		1,317,247

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.9%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.70% (D), 07/15/2042 - 03/15/2044	1,100,523	1,112,683
2.00%, 10/01/2040 (H)	1,390,000	1,437,945
6-Month LIBOR + 1.68%, 2.06% (D), 08/01/2036	17,201	17,901
6-Month LIBOR + 1.75%, 2.48% (D), 07/01/2036	27,125	28,337
6-Month LIBOR + 1.93%, 2.55% (D), 03/01/2037	14,025	14,753
6-Month LIBOR + 2.11%, 2.57% (D), 02/01/2037	13,542	13,857
3.00%, 08/15/2042 - 01/15/2044	2,006,970	2,150,842
6-Month LIBOR + 1.73%, 3.11% (D), 10/01/2036	17,577	18,358
3.50%, 01/01/2032 - 06/01/2043	1,830,714	2,001,795
12-Month LIBOR + 1.93%, 3.51% (D), 06/01/2036	58,378	61,907
1-Year CMT + 2.37%, 3.57% (D), 09/01/2034	27,362	28,934
1-Year CMT + 2.25%, 3.58% (D), 02/01/2036	42,729	45,102
12-Month LIBOR + 1.67%, 3.68% (D), 11/01/2036	17,876	18,235
1-Year CMT + 2.25%, 3.75% (D), 05/01/2036	15,008	15,930
12-Month LIBOR + 1.69%, 3.82% (D), 12/01/2036	2,579	2,592
1-Year CMT + 2.25%, 3.88% (D), 01/01/2035	20,460	21,613
4.00%, 06/01/2042 - 04/01/2049	3,270,187	3,556,295
1-Year CMT + 2.36%, 4.36% (D), 10/01/2036	15,522	15,714
4.50%, 05/01/2041 - 06/01/2048	1,154,784	1,283,242
5.50%, 08/01/2038	22,320	25,959

Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00%, 01/01/2034 - 12/01/2034	$ 54,464	$ 58,667
6.50%, 11/01/2036	16,011	18,532
7.00%, 01/01/2031	44,248	50,365
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.86% (D), 09/25/2022	25,541	25,571
2.62%, 01/25/2023	1,250,000	1,312,985
2.72%, 07/25/2026	896,000	977,744
2.77%, 05/25/2025	750,000	813,509
2.81%, 09/25/2024	591,000	631,947
2.93%, 01/25/2023	415,306	435,118
3.08%, 01/25/2031	1,179,000	1,353,844
3.30% (D), 11/25/2027	553,000	636,388
3.34% (D), 04/25/2028	465,000	526,556
3.69%, 01/25/2029	495,000	591,069
3.85% (D), 05/25/2028	1,340,000	1,597,242
3.90% (D), 08/25/2028	860,000	1,037,129
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.50% (D), 06/15/2043	768,079	770,839
1-Month LIBOR + 0.40%, 0.55% (D), 10/15/2041	214,681	215,322
1-Month LIBOR + 0.40%, 0.56% (D), 07/15/2037	126,343	126,346
1-Month LIBOR + 0.44%, 0.59% (D), 02/15/2037	7,152	7,197
1-Month LIBOR + 0.45%, 0.60% (D), 08/15/2039	38,538	38,586
1-Month LIBOR + 0.55%, 0.70% (D), 08/15/2037	403,277	407,022
1-Month LIBOR + 0.68%, 0.83% (D), 11/15/2037	202,183	205,627
3.50%, 03/15/2035	2,000,000	2,332,790
4.00%, 12/15/2041	237,067	265,545
5.00%, 12/15/2022 - 05/15/2041	483,988	572,479
5.50%, 12/15/2022 - 05/15/2038	398,253	464,981
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	56,155	62,735
6.00%, 05/15/2027 - 04/15/2036	725,266	837,522
6.38%, 03/15/2032	57,146	67,409
6.40%, 11/15/2023	11,113	11,716
6.50%, 08/15/2031 - 07/15/2036	332,611	390,441
7.00%, 03/15/2024 - 05/15/2032	477,597	561,826
7.25%, 09/15/2030 - 12/15/2030	117,849	141,634
7.50%, 02/15/2023 - 08/15/2030	38,491	43,389
8.00%, 01/15/2030	97,051	117,683
(1.25) * 1-Month LIBOR + 10.13%, 9.93% (D), 07/15/2032	32,882	40,149
(2.00) * 1-Month LIBOR + 13.29%, 12.98% (D), 07/15/2033	26,415	35,450
(1.83) * 1-Month LIBOR + 14.76%, 14.48% (D), 09/15/2033	4,961	6,973
(3.33) * 1-Month LIBOR + 17.50%, 16.99% (D), 02/15/2040	57,560	84,920
(3.67) * 1-Month LIBOR + 24.49%, 23.93% (D), 06/15/2034	19,211	24,390
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.86% (D), 01/15/2040	55,399	2,840
(1.00) * 1-Month LIBOR + 6.00%, 5.85% (D), 11/15/2037 - 02/15/2039	77,995	15,479
(1.00) * 1-Month LIBOR + 6.20%, 6.05% (D), 06/15/2038	162,075	29,655

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.37%, 6.22% (D), 10/15/2037	$ 350,878	$ 81,709
(1.00) * 1-Month LIBOR + 6.42%, 6.27% (D), 11/15/2037	36,711	7,051
(1.00) * 1-Month LIBOR + 6.80%, 6.65% (D), 04/15/2038	33,511	7,958
(1.00) * 1-Month LIBOR + 7.10%, 6.95% (D), 07/15/2036	9,697	1,765
(1.00) * 1-Month LIBOR + 8.00%, 7.85% (D), 03/15/2032	20,858	4,228
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	139,130	131,948
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.22% (D), 10/25/2044	134,904	138,756
5.26% (D), 07/25/2032	123,519	140,577
6.50%, 02/25/2043	119,597	147,210
7.00%, 02/25/2043	36,223	44,938
7.50% (D), 08/25/2042	54,371	73,135
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	31,035	5,348
Federal National Mortgage Association
1-Month LIBOR + 0.26%, 0.41% (D), 11/25/2046	96,074	94,899
1-Month LIBOR + 0.35%, 0.53% (D), 09/25/2042	344,973	346,045
1-Month LIBOR + 0.48%, 0.64% (D), 09/01/2024	881,750	879,969
1-Month LIBOR + 0.55%, 0.70% (D), 08/25/2042	285,791	287,667
0.75%, 09/25/2028	2,257,201	2,234,893
1-Month LIBOR + 0.93%, 1.11% (D), 11/25/2022	146,905	147,003
1.59%, 11/25/2028	400,000	409,676
2.11% (D), 11/25/2028	1,710,000	229,499
2.15% (D), 07/25/2030	7,772,198	1,092,886
2.38%, 10/01/2026	984,166	1,061,824
2.41%, 11/01/2029	1,667,433	1,823,129
2.42%, 10/01/2029	1,400,000	1,535,331
2.46%, 02/01/2023	822,281	856,174
2.49%, 05/25/2026	1,000,000	1,089,624
2.70% (D), 04/01/2023	852,512	890,857
2.70%, 07/01/2026	1,478,244	1,620,440
2.79% (D), 06/01/2023	715,430	750,535
2.92%, 12/01/2024	987,442	1,069,634
2.98%, 08/25/2029	733,000	840,785
3.00%, 01/01/2043	495,537	526,632
3.02% (D), 08/25/2024	603,205	649,549
3.03%, 12/01/2021	413,668	420,818
3.08%, 01/01/2028	2,000,000	2,236,389
3.09% (D), 04/25/2027	1,167,000	1,305,645
3.10%, 09/01/2025	970,166	1,072,193
3.12%, 11/01/2026	952,652	1,065,183
3.15% (D), 03/25/2028	546,000	622,748
3.18% (D), 06/25/2027	1,016,000	1,143,809
3.19% (D), 02/25/2030	392,000	451,361
3.24%, 10/01/2026 - 12/01/2026	1,893,510	2,130,946
3.29%, 08/01/2026	1,497,997	1,678,618
3.29% (D), 04/25/2029	937,000	1,076,260
3.30%, 12/01/2026	956,910	1,077,237
3.33%, 05/01/2028	2,023,198	2,316,620
3.34%, 02/01/2027	1,000,000	1,126,841
3.36%, 12/01/2027	1,016,366	1,159,369
3.38%, 12/01/2023	1,432,786	1,550,103

Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.42%, 05/01/2024	$ 600,000	$ 651,338
3.45%, 01/01/2024	942,285	1,014,905
3.48% (D), 07/25/2028	997,000	1,159,375
3.50%, 12/01/2027 - 01/01/2044	4,769,283	5,274,965
3.57%, 01/01/2031	1,561,498	1,849,474
3.66%, 10/01/2028	1,165,641	1,363,984
3.67% (D), 09/25/2028	1,000,000	1,186,021
3.74%, 07/01/2023	470,627	505,341
3.76%, 06/25/2021 - 12/01/2035	1,738,425	2,049,559
3.78% (D), 08/25/2030	1,100,000	1,333,227
12-Month LIBOR + 1.79%, 3.79% (D), 01/01/2038	6,725	6,751
3.80%, 02/01/2031	1,369,307	1,645,579
3.81%, 12/01/2028	730,000	872,223
1-Year CMT + 2.23%, 3.82% (D), 01/01/2036	17,438	18,342
3.86%, 07/01/2021	840,485	849,274
3.92%, 08/01/2021	1,332,533	1,350,031
3.94%, 07/01/2021	500,000	509,420
3.97%, 06/01/2021 - 07/01/2021	862,122	870,250
3.98%, 08/01/2021	851,685	863,016
4.00%, 07/01/2042 - 08/01/2048	3,348,964	3,669,175
4.02%, 08/01/2021	1,073,993	1,088,472
4.05%, 08/01/2021	685,398	694,754
4.06%, 07/01/2021	934,186	944,544
4.31% (D), 06/01/2021	136,286	137,167
4.45%, 07/01/2026	429,725	495,138
5.00%, 05/01/2023 - 06/01/2048	1,017,781	1,120,484
5.50%, 07/01/2022 - 05/01/2036	110,823	123,270
6.00%, 12/01/2032 - 11/01/2037	233,891	268,483
6.50%, 12/01/2022 - 10/01/2036	36,270	41,777
8.00%, 11/01/2037	3,581	3,951
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.44% (D), 06/27/2036	19,591	19,285
1-Month LIBOR + 0.30%, 0.45% (D), 08/25/2041	120,122	119,841
1-Month LIBOR + 0.35%, 0.50% (D), 04/25/2035 - 08/25/2036	56,245	56,458
1-Month LIBOR + 0.40%, 0.55% (D), 10/25/2042	335,165	337,139
1-Month LIBOR + 0.50%, 0.65% (D), 05/25/2035 - 10/25/2042	656,717	661,843
3.00%, 01/25/2046	385,066	415,144
4.00%, 10/25/2025 - 04/25/2033	589,356	629,307
4.50%, 07/25/2029	1,000,000	1,146,530
5.00%, 07/25/2033 - 08/25/2040	1,160,917	1,411,431
5.21% (D), 12/25/2042	86,672	96,020
5.50%, 04/25/2023 - 07/25/2038	786,569	883,437
5.70% (D), 12/25/2042	46,516	52,258
5.75%, 06/25/2033	133,046	149,935
5.76% (D), 10/25/2042	16,065	18,529
6.00% (D), 07/25/2023	31,172	33,012
6.00%, 11/25/2032 - 11/25/2039	265,486	305,546
6.50%, 02/25/2022 - 05/25/2044	305,507	363,951
7.00%, 03/25/2031 - 11/25/2041	524,069	639,270
(1.33) * 1-Month LIBOR + 7.47%, 7.26% (D), 08/25/2033	40,902	48,289
8.00%, 05/25/2022	2,407	2,507
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	2,643	3,305
(1.88) * 1-Month LIBOR + 11.28%, 11.00% (D), 07/25/2035	66,137	86,452
(1.67) * 1-Month LIBOR + 12.50%, 12.25% (D), 09/25/2033	6,662	8,453

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.50) * 1-Month LIBOR + 13.75%, 13.36% (D), 07/25/2033	$ 16,128	$ 20,720
(2.00) * 1-Month LIBOR + 14.00%, 13.70% (D), 03/25/2038	4,752	6,056
(1.83) * 1-Month LIBOR + 14.48%, 14.21% (D), 12/25/2032	3,980	5,304
(2.00) * 1-Month LIBOR + 15.50%, 15.20% (D), 11/25/2031	15,716	21,777
(2.75) * 1-Month LIBOR + 16.50%, 16.09% (D), 05/25/2034	13,355	18,506
(2.50) * 1-Month LIBOR + 17.38%, 17.00% (D), 07/25/2035	48,582	72,375
(2.75) * 1-Month LIBOR + 19.53%, 19.12% (D), 04/25/2034 - 05/25/2034	82,819	126,503
(3.50) * 1-Month LIBOR + 23.10%, 22.58% (D), 06/25/2035	20,156	23,457
(4.00) * 1-Month LIBOR + 24.00%, 23.41% (D), 05/25/2034	6,726	10,731
(3.67) * 1-Month LIBOR + 24.57%, 24.02% (D), 03/25/2036	14,763	24,718
(3.25) * 1-Month LIBOR + 25.19%, 24.71% (D), 02/25/2032	2,006	2,954
(4.00) * 1-Month LIBOR + 26.20%, 25.61% (D), 10/25/2036	5,368	8,884
(4.00) * 1-Month LIBOR + 26.56%, 25.97% (D), 12/25/2036	5,598	9,057
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.91% (D), 08/25/2042	233,246	4,801
2.31% (D), 01/25/2038	25,139	1,004
2.98% (D), 04/25/2041	42,063	2,748
(1.00) * 1-Month LIBOR + 5.85%, 5.70% (D), 09/25/2038	110,662	20,126
(1.00) * 1-Month LIBOR + 5.91%, 5.76% (D), 02/25/2038	52,987	10,449
(1.00) * 1-Month LIBOR + 6.10%, 5.95% (D), 06/25/2037	26,503	4,566
(1.00) * 1-Month LIBOR + 6.18%, 6.03% (D), 12/25/2039	9,236	1,441
(1.00) * 1-Month LIBOR + 6.20%, 6.05% (D), 03/25/2038	9,559	1,528
(1.00) * 1-Month LIBOR + 6.42%, 6.27% (D), 04/25/2040	16,646	2,899
(1.00) * 1-Month LIBOR + 6.50%, 6.35% (D), 06/25/2023	1,586	36
(1.00) * 1-Month LIBOR + 6.53%, 6.38% (D), 01/25/2041	221,555	51,958
(1.00) * 1-Month LIBOR + 6.54%, 6.39% (D), 09/25/2037	35,959	7,943
(1.00) * 1-Month LIBOR + 6.55%, 6.40% (D), 02/25/2039	23,983	5,449
(1.00) * 1-Month LIBOR + 6.58%, 6.43% (D), 06/25/2036	24,092	4,718
6.50%, 05/25/2033	18,388	4,001
(1.00) * 1-Month LIBOR + 6.70%, 6.55% (D), 03/25/2036	438,084	106,621
7.00%, 06/25/2033	24,122	5,498
(1.00) * 1-Month LIBOR + 7.15%, 7.00% (D), 07/25/2037	65,016	16,736
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,409,682	1,304,401
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	35,318	33,723
05/15/2030, MTN	400,000	356,363

Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
3.70% (D), 11/25/2049 (A)	$ 529,000	$ 577,440
3.81% (D), 01/25/2048 (A)	760,000	824,066
3.98% (D), 07/25/2049 (A)	420,000	442,934
4.21% (D), 11/25/2047 (A)	490,000	531,940
Government National Mortgage Association
1-Month LIBOR + 0.30%, 0.45% (D), 08/20/2060	774	772
1-Month LIBOR + 0.34%, 0.49% (D), 12/20/2062	205,585	205,119
1-Month LIBOR + 0.40%, 0.55% (D), 12/20/2060	476,781	476,471
1-Month LIBOR + 0.41%, 0.56% (D), 03/20/2063	502,685	502,493
1-Month LIBOR + 0.43%, 0.58% (D), 04/20/2060	2,554	2,552
1-Month LIBOR + 0.45%, 0.60% (D), 03/20/2060 - 08/20/2067	1,207,898	1,208,518
1-Month LIBOR + 0.47%, 0.62% (D), 07/20/2064 - 08/20/2065	2,433,215	2,436,379
1-Month LIBOR + 0.48%, 0.63% (D), 02/20/2065	999,254	997,532
1-Month LIBOR + 0.50%, 0.65% (D), 06/20/2064 - 07/20/2064	2,741,570	2,749,028
1-Month LIBOR + 0.52%, 0.67% (D), 10/20/2062 - 09/20/2065	703,179	705,212
1-Month LIBOR + 0.55%, 0.70% (D), 07/20/2062	1,951	1,953
1-Month LIBOR + 0.58%, 0.73% (D), 09/20/2062 - 05/20/2066	345,022	345,784
1-Month LIBOR + 0.65%, 0.80% (D), 01/20/2064 - 03/20/2064	1,883,408	1,893,446
1-Month LIBOR + 0.66%, 0.81% (D), 12/20/2065	405,116	408,655
1-Month LIBOR + 0.70%, 0.85% (D), 05/20/2061	2,594	2,611
1-Month LIBOR + 1.00%, 1.15% (D), 12/20/2066	425,482	434,382
1.65%, 01/20/2063	137,682	137,953
2.00%, 05/16/2049	100,838	103,021
2.10% (D), 07/16/2048	21,443	21,773
2.50%, 09/16/2056	24,636	25,067
3.50%, 11/20/2039 - 06/20/2046	1,258,669	1,328,725
4.50%, 05/20/2048 - 11/20/2049	8,622,448	9,362,870
4.77% (D), 10/20/2043	586,528	674,496
5.50%, 01/16/2033 - 09/20/2039	962,785	1,098,640
5.50% (D), 01/20/2038	256,926	303,002
5.57% (D), 07/20/2040	193,422	227,943
5.87% (D), 12/20/2038	75,083	87,756
6.00%, 09/20/2038 - 08/20/2039	132,152	151,261
6.50%, 06/20/2033	460,053	527,002
9.00%, 05/16/2027	6,122	6,122
(2.00) * 1-Month LIBOR + 13.40%, 13.09% (D), 10/20/2037	17,773	20,908
(2.41) * 1-Month LIBOR + 16.43%, 16.07% (D), 06/17/2035	10,441	13,598
(2.20) * 1-Month LIBOR + 16.72%, 16.39% (D), 05/18/2034	431	542
(2.75) * 1-Month LIBOR + 19.66%, 19.24% (D), 04/16/2034	28,757	43,436
(3.00) * 1-Month LIBOR + 20.21%, 19.74% (D), 09/20/2037	7,322	9,948
(3.50) * 1-Month LIBOR + 23.28%, 22.73% (D), 04/20/2037	25,909	39,040
(4.91) * 1-Month LIBOR + 29.46%, 28.70% (D), 09/20/2034	13,665	22,315

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
5.50%, 10/16/2037	$ 50,766	$ 3,124
(1.00) * 1-Month LIBOR + 5.70%, 5.54% (D), 12/20/2038	30,532	4,216
(1.00) * 1-Month LIBOR + 5.83%, 5.67% (D), 02/20/2038	50,162	6,736
(1.00) * 1-Month LIBOR + 6.00%, 5.84% (D), 11/20/2037	47,157	6,274
(1.00) * 1-Month LIBOR + 6.08%, 5.92% (D), 06/20/2039	31,045	4,585
(1.00) * 1-Month LIBOR + 6.10%, 5.94% (D), 10/20/2034	62,702	10,680
(1.00) * 1-Month LIBOR + 6.10%, 5.95% (D), 02/16/2039	17,643	2,219
(1.00) * 1-Month LIBOR + 6.20%, 6.04% (D), 03/20/2037 - 06/20/2038	102,937	17,014
(1.00) * 1-Month LIBOR + 6.27%, 6.11% (D), 04/20/2039	39,086	6,467
(1.00) * 1-Month LIBOR + 6.30%, 6.14% (D), 09/20/2035 - 03/20/2039	124,794	22,736
(1.00) * 1-Month LIBOR + 6.40%, 6.25% (D), 05/16/2038 - 06/16/2039	108,471	20,581
(1.00) * 1-Month LIBOR + 6.47%, 6.32% (D), 06/16/2037	35,266	5,189
(1.00) * 1-Month LIBOR + 6.55%, 6.39% (D), 11/20/2037 - 12/20/2037	43,326	6,350
6.50%, 03/20/2039	22,810	4,925
(1.00) * 1-Month LIBOR + 6.75%, 6.59% (D), 07/20/2037	80,777	15,819
(1.00) * 1-Month LIBOR + 6.78%, 6.62% (D), 08/20/2037	54,784	4,610
(1.00) * 1-Month LIBOR + 6.81%, 6.66% (D), 04/16/2037	27,542	6,220
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	96,071	92,306
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 10/15/2027	155,000	147,758
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	603,914
4.63%, 09/15/2060	257,000	405,116
5.88%, 04/01/2036	698,000	1,092,677
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	977,939
01/15/2038	150,000	107,219
Uniform Mortgage-Backed Security
1.50%, TBA (H)	379,060	380,801
2.00%, TBA (H)	15,641,835	16,171,493
2.50%, TBA (H)	779,800	817,968
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	183,182	209,381

Total U.S. Government Agency Obligations (Cost $152,085,018)		161,328,724

U.S. GOVERNMENT OBLIGATIONS - 18.3%
U.S. Treasury - 18.2%
U.S. Treasury Bond
2.00%, 02/15/2050	3,318,000	3,764,375

Transamerica Series Trust	Page 18

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.25%, 08/15/2046 - 08/15/2049	$ 1,593,100	$ 1,889,859
2.38%, 11/15/2049 (F)	4,140,000	5,069,236
2.50%, 02/15/2045 - 02/15/2046	4,000,000	4,944,004
2.75%, 11/15/2042	3,200,000	4,105,125
2.88%, 05/15/2043 - 08/15/2045	2,570,000	3,364,335
3.00%, 11/15/2044 (F)	95,000	127,192
3.00%, 02/15/2048	240,000	326,925
3.13%, 02/15/2043 - 05/15/2048	1,184,000	1,620,835
3.63%, 08/15/2043 - 02/15/2044	1,354,000	1,980,411
3.75%, 11/15/2043	2,923,000	4,350,018
3.88%, 08/15/2040	130,000	192,715
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 02/15/2035 (F)	14,930,000	14,155,890
11/15/2022 - 08/15/2041	11,765,000	11,108,431
U.S. Treasury Note
1.13%, 09/30/2021 (F)	2,060,000	2,080,117
1.25%, 07/31/2023	3,000,000	3,092,930
1.38%, 08/31/2023 (F)	1,500,000	1,553,438
1.38%, 09/30/2023	3,000,000	3,109,453
1.63%, 08/15/2022 - 10/31/2023	6,100,000	6,342,293
1.63%, 08/15/2029 (F)	40,000	43,563
1.75%, 07/15/2022 - 01/31/2023	6,728,000	6,939,535
1.75%, 05/15/2023 - 12/31/2026 (F)	3,220,000	3,370,361
1.88%, 11/30/2021	1,700,000	1,734,398
2.00%, 10/31/2021 - 02/15/2025	1,681,000	1,801,004
2.00%, 02/15/2023 (F)	3,000,000	3,131,367
2.13%, 02/29/2024	2,183,000	2,327,709
2.13%, 05/15/2025 (F)	1,500,000	1,628,906
2.25%, 11/15/2024 (F)	238,000	257,765
2.75%, 05/31/2023	184,000	196,743
2.88%, 04/30/2025	265,000	296,717

		94,905,650

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	239,714	367,708
2.50%, 01/15/2029	120,660	157,663
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	259,820	263,950

		789,321

Total U.S. Government Obligations (Cost $84,208,809)		95,694,971

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (K)	13,653,946	13,653,946

Total Other Investment Company (Cost $13,653,946)		13,653,946

Principal	Value
REPURCHASE AGREEMENT - 7.2%

Fixed Income Clearing Corp., 0.00% (K), dated 09/30/2020, to be repurchased at $37,622,764 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $38,375,291.

$ 37,622,764	$ 37,622,764

Total Repurchase Agreement (Cost $37,622,764)	37,622,764

Total Investments (Cost $521,447,351)	554,668,790
Net Other Assets (Liabilities) - (6.2)%	(32,424,469)

Net Assets - 100.0%	$ 522,244,321

Transamerica Series Trust	Page 19

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$53,589,892	$2,597,398	$56,187,290
Corporate Debt Securities	—	157,098,427	—	157,098,427
Foreign Government Obligations	—	5,321,133	—	5,321,133
Mortgage-Backed Securities	—	26,444,288	—	26,444,288
Municipal Government Obligations	—	1,317,247	—	1,317,247
U.S. Government Agency Obligations	—	161,328,724	—	161,328,724
U.S. Government Obligations	—	95,694,971	—	95,694,971
Other Investment Company	13,653,946	—	—	13,653,946
Repurchase Agreement	—	37,622,764	—	37,622,764

Total Investments	$13,653,946	$538,417,446	$2,597,398	$554,668,790

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$537,955	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $105,184,827, representing 20.1% of the Portfolio’s net assets.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $4,891,221, representing 0.9% of the Portfolio’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,778,873, collateralized by cash collateral of $13,653,946 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,759,219. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rounds to less than $1 or $(1).
(K)	Rates disclosed reflect the yields at September 30, 2020.
(L)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2020. Please reference the Security Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 20

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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